Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 11 - Related Party Transactions

The Company reimburses Behavioral Diagnostic, LLC (“BDLLC”), a company owned by its Chief Medical Officer for salaries of the Company’s CEO and its senior data scientist, who is the husband of the CEO. Payments to BDLLC for salaries totaled $0 and $79,920 for the years ended December 31, 2022 and 2021, respectively.